Schedule of Fair Value Information (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other receivables (including Long-term receivables)	$ 1,952,834	$ 1,696,897
Financial assets at FVOCI	1,789,804	1,791,262
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Other receivables (including Long-term receivables)	1,952,834	3,157,438
Financial assets at FVOCI	1,789,804	1,791,262
Fair value measurements	3,742,638	4,948,700
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Other receivables (including Long-term receivables)
Financial assets at FVOCI
Fair value measurements
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Other receivables (including Long-term receivables)	1,952,834	3,157,438
Financial assets at FVOCI
Fair value measurements	1,952,834	3,157,438
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Other receivables (including Long-term receivables)
Financial assets at FVOCI	1,789,804	1,791,262
Fair value measurements	$ 1,789,804	$ 1,791,262